Convertible Notes and Note Payable (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of unamortized debt discount and fair value
	March 31, 2022	December 31, 2021
Unamortized debt discount	$327	$657
Fair value of conversion feature	$4,080	$3,488
Accrued interest	$1,321	$1,136

Schedule of accrued interest and fair value remeasurement
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Remeasurement of conversion feature – gain/(loss)	$(592)	$(1,150)

Schedule of company’s debt balances
March 31, 2022
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(240)
Carrying value	$30,810

	March 31, 2022
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(327)	—	(327)
Total	$14,673	$15,525	$30,198
Unamortized debt issuance cost recorded as an asset	$—	$566	$566

December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964

	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132